Summary of Significant Accounting Policies - Summary of Change in Asset Retiremet Obligation (Details) - Atlas Sand Company LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Beginning Balance	$ 1,179	$ 1,116
Additions to liabilities	0	0
Accretion expense	66	63
Ending Balance	$ 1,245	$ 1,179